Royalties, mining and income tax, and deferred tax - Revenue from Mineral Resource (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Royalties, and mining and income tax and deferred tax
Gross revenue factor, refined minerals	12.5
Gross revenue factor, unrefined minerals	9
Additional percentage used in calculating royalty	0.50%
Maximum royalty percentage introduced on refined minerals	5.00%
Maximum royalty percentage introduced on unrefined minerals	7.00%
Royalties	R (1,834)	R (2,923)	R (1,768)
Prior year royalty tax refund	0	209	3
Total royalties	(1,834)	(2,714)	(1,765)
Current tax	(9,282)	(13,506)	(5,374)
Mining tax	(8,225)	(11,816)	(4,442)
Non-mining tax	(310)	(220)	68
Company and withholding tax	(747)	(1,470)	(1,000)
Deferred tax	358	(255)	516
Deferred tax charge	305	(593)	570
Prior year adjustment	0	252	0
Deferred tax rate adjustment	53	86	(54)
Total mining and income tax	R (8,924)	(13,761)	(4,858)
Gold
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.50%
PGMs
Royalties, and mining and income tax and deferred tax
Percentage to which refined	99.90%
South Africa
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R (150)	200	(54)
United States
Royalties, and mining and income tax and deferred tax
Deferred tax rate adjustment	R 203	R (114)	R 0
SA gold operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	0.40%	0.60%	0.50%
Royalties	R (64)	R (167)	R (142)
SA PGM operations
Royalties, and mining and income tax and deferred tax
Effective rate of royalty tax payable	2.50%	3.00%	3.00%
Royalties	R (1,770)	R (2,756)	R (1,626)